Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total income (expenses)	$ (5,359)	$ (4,338)	$ 11,749
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues			16,231
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	1,499	770	122
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	4,617	2,971	2,420
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	1,457	1,279	1,134
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	149	203	170
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT	(52)	(128)	(268)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	461	382	461
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 122	$ 145	$ 151